Depreciation and amortization expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Included in cost of goods sold:
Depreciation expenses	$ (11,696)	$ (11,942)	$ (51,328)	$ (52,262)	$ (55,433)
Amortization expenses	(25)	(8)	(201)	(59)
Total	$ (11,721)	$ (11,950)	$ (51,529)	$ (52,321)	$ (55,433)